UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden
Title:	Acting Chief Financial Officer
Phone:	912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden		Savannah, Georgia	 February 3, 2009

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	102

Form13F Information Table Value Total:	160,627

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1173    20380 SH       SOLE    01              16780              3675
AT&T Corp.                     COM              00206R102     3188   111866 SH       SOLE    01             102236             10230
Allstate Corp.                 COM              020002101      848    25870 SH       SOLE    01              24170              1745
American Express Co.           COM              025816109     1579    85127 SH       SOLE    01              74526             10701
Amgen Corp.                    COM              031162100     3250    56279 SH       SOLE    01              48929              7450
Avon Products                  COM              054303102      229     9520 SH       SOLE    01               7595              1925
BLDRS Emerging Market 50 Index COM              09348r300      896    32810 SH       SOLE    01              31060              1950
BP PLC Spons ADR               COM              055622104     3125    66866 SH       SOLE    01              62615              4251
Bank of America Corp.          COM              060505104     1609   114295 SH       SOLE    01             102593             12507
Bank of America Corp.	       COM			060505104      234    16624 SH 	 SOLE		      	  4236             12388
Bank of America Corp.          COM			060505104       62     4390 SH	 OTHER				              4390
Bard (C.R.), Inc.              COM              067383109     2237    26550 SH       SOLE    01              26050               500
Baxter International Inc.      COM              071813109      212     3957 SH       SOLE    01               3957
Berkshire Hathaway Class B     COM              084670207     3815     1187 SH       SOLE    01               1114                78
Best Buy Co., Inc.             COM              086516101     1035    36819 SH       SOLE    01              33464              3480
CVS/Caremark Corporation       COM              126650100     3119   108539 SH       SOLE    01              98430             10484
Caterpillar Inc.               COM              149123101     1937    43355 SH       SOLE    01              41475              2230
Chevron Corp.                  COM              166764100     4065    54954 SH       SOLE    01              50004              4950
Cisco Systems, Inc.            COM              17275r102     2842   174375 SH       SOLE    01             162675             13125
Coca Cola Co.                  COM              191216100     2507    55376 SH       SOLE    01              50724              4652
Colgate - Palmolive            COM              194162103     1041    15185 SH       SOLE    01              14865               720
ConocoPhillips                 COM              20825c104     4699    90714 SH       SOLE    01              81502              9862
Costco Wholesale Corp.         COM              22160k105     3695    70388 SH       SOLE    01              62873              7720
Danaher Corporation            COM              235851102     1888    33353 SH       SOLE    01              30793              2810
Devon Energy Corporation       COM              25179m103     2174    33090 SH       SOLE    01              29620              3520
Diageo PLC ADR                 COM              25243Q205     2813    49585 SH       SOLE    01              47760              2075
Discover Financial Services    COM              254709108      107    11272 SH       SOLE    01              10247              1025
Disney (Walt) Co.              COM              254687106     3776   166400 SH       SOLE    01             154650             12900
Dow Jones Dividend ETF (DVY)   COM              464287168      353     8550 SH       SOLE    01               8050               850
Dresser-Rand Group             COM              261608103      402    23280 SH       SOLE    01              18245              5035
DuPont                         COM              263534109     2132    84250 SH       SOLE    01              79395              5490
Emerson Electric Co.           COM              291011104     1791    48934 SH       SOLE    01              43334              5900
Exxon Mobil Corp.              COM              30231G102     5737    71860 SH       SOLE    01              67883              4077
Exxon Mobil Corp	       	 COM			30231G102      218     2734 SH	 SOLE		       	   300 		  2434
Exxon Mobil Corp	       	 COM			30231G102      639     8000 SH	 OTHER		      			  8000
Fiserv Incorporated            COM              337738108     2747    75532 SH       SOLE    01              69452              6755
General Electric Co.           COM              369604103     3982   245792 SH       SOLE    01             224391             22151
General Electric Co.	       COM			369604103      223    13763 SH	 SOLE		      	  3595	       10168
General Electric Co.	       COM			369604103      235    14500 SH 	 OTHER				       	 14500
Goldman Sachs Group            COM              38141g104     1369    16222 SH       SOLE    01              15397               825
Goodrich Corporation           COM              382388106     1790    48350 SH       SOLE    01              45550              2900
Helmerich & Payne              COM              423452101     1035    45500 SH       SOLE    01              42700              3295
Hewlett Packard Co             COM              428236103     4224   116390 SH       SOLE    01             104985             11605
Home Depot Inc.                COM              437076102     2236    97141 SH       SOLE    01              73816             23325
Honeywell Intl Inc.            COM              438516106     1201    36589 SH       SOLE    01              34514              2325
Infosys Technologies           COM              456788108     1992    81055 SH       SOLE    01              74605              7125
Int'l Business Machines Corp.  COM              459200101     2207    26220 SH       SOLE    01              25190              1205
Intel Corp.                    COM              458140100     1073    73205 SH       SOLE    01              60105             13100
Intel Corp.		       	 COM			458140100        7	500 SH 	 SOLE				         		   500
Intel Corp.		       	 COM			458140100      264    18000 SH 	 OTHER				       	 18000
Ishares Tr BARCLAYS 1-3 Yr.    COM			464288646      151     1500 SH	 SOLE			                		  1500
Ishares Tr BARCLAYS 1-3 Yr.    COM			464288646      101     1000 SH       OTHER			  	        	  1000
JP Morgan Chase & Co           COM              46625H100      473    14993 SH       SOLE    01              14929                64
Johnson & Johnson              COM              478160104     8022   134080 SH       SOLE    01             126255              8846
Johnson & Johnson	       	 COM			478160104       77     1295 SH	 SOLE 		         270 		  1025
Johnson & Johnson	       	 COM			478160104      257     4300 SH 	 OTHER	 					  4300
Kraft Foods Inc                COM              50075n104     1078    40165 SH       SOLE    01              35987              4978
Lowe's Cos.                    COM              548661107      495    22994 SH       SOLE    01              22994               350
Medco Health Solutions         COM              58405u102     6110   145782 SH       SOLE    01             134433             11459
Medtronic, Inc.                COM              585055106     1445    45977 SH       SOLE    01              40087              6190
Mega Uranium Ltd.              COM              58516w104       47    75000 SH       SOLE    01              75000
Merck & Co. Inc.               COM              589331107      800    26307 SH       SOLE    01              21007              5300
Microsoft Corp.                COM              594918104     1823    93779 SH       SOLE    01              83119             10660
Morgan Stanley                 COM              617446448     1262    78653 SH       SOLE    01              73694              5159
Murphy Oil Corp.               COM              626717102     2218    50010 SH       SOLE    01              44375              5635
Novo-Nordisk ADR               COM              670100205     1264    24590 SH       SOLE    01              22805              1785
Oracle Corporation             COM              68389X105      184    10384 SH       SOLE    01              10384
Pepsico Inc.                   COM              713448108     2117    38644 SH       SOLE    01              32194              6800
Pfizer, Inc.                   COM              717081103     2061   116395 SH       SOLE    01             109525              7420
Pfizer Inc		       	 COM			717081103       97     5475 SH       SOLE		      	  2800	        2675
Pfizer Inc		       	 COM			717081103	    81     4600 SH       OTHER		 		        	  4600
Phillip Morris Int'l           COM              718172109      356     8175 SH       SOLE    01               2119              6056
Procter & Gamble               COM              742718109     6566   106213 SH       SOLE    01              96098             10765
Procter & Gamble               COM              742718109      130     2097 SH       SOLE                      875              1222
Procter & Gamble               COM              742718109      111     1800 SH       OTHER                                      1800
Schering-Plough                COM              806605101      248    14583 SH       SOLE    01               9983              4600
Schlumberger Ltd.              COM              806857108     1905    44995 SH       SOLE    01              43155              1885
Southern Co.		       COM			842587107      609    16467 SH 	 SOLE		      	  3600	       12867
Southern Co.		       COM			842587107	    19      500 SH 	 OTHER	 				 	   500
Stryker Corp.                  COM              863667101     2397    60000 SH       SOLE    01              53475              6525
SunTrust Banks Inc.            COM              867914103      295     9990 SH       SOLE    01               9290               700
TJX Companies Inc              COM              872540109     3562   173154 SH       SOLE    01             156339             16865
Teva Pharmaceutical Industries COM              881624209      361     8475 SH       SOLE    01               7875               600
Tim Hortons Inc                COM              88706M103     1391    48226 SH       SOLE    01              45656              2570
Time Warner Inc.               COM              887317105      138    13700 SH       SOLE    01              10300              3400
U. S. Bancorp                  COM              902973304     2601   103980 SH       SOLE    01             101505              2800
Union Pacific Corp.            COM              907818108      503    10530 SH       SOLE    01               9060              1470
United Parcel Service Cl B     COM              911312106     2897    52513 SH       SOLE    01              47068              5645
United Technologies Corp.      COM              913017109     4377    81668 SH       SOLE    01              75533              6910
United Technologies Corp.      COM			913017109       94     1750 SH       SOLE		      	  1000		   750
United Technologies Corp.      COM			913017109      466     8700 SH       OTHER				        	  8700
Varian Medical Systems         COM              92220P105     1087    31035 SH       SOLE    01              30185               975
Verizon Communications         COM              92343v104      366    10802 SH       SOLE    01               9469              1333
Wachovia Corporation           COM              929903102      101    18255 SH       SOLE    01              18155               100
Wachovia Corporation	       COM			929903102	     6     1000 SH       SOLE 						  1000
Wachovia Corporation	       COM			929903102      249    45000 SH       OTHER		 		       	 45000
Wal-Mart Stores                COM              931142103     1005    17926 SH       SOLE    01              16276              1950
Walgreen Co.                   COM              931422109      566    22948 SH       SOLE    01              22623               325
WellPoint Inc.                 COM              94973v107     1844    43775 SH       SOLE                    40800              3750
Wells Fargo & Co.              COM              949746101     1412    47880 SH       SOLE                    45553              2327
Wyeth                          COM              983024100      337     8981 SH       SOLE                     7481              1500
iShares Trust MSCI EAFE Index  COM              464287465      406     9040 SH       SOLE                     8240              1580